Nature of business and organization	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Nature Of Business And Organization
Nature of business and organization

Note 1 — Nature of business and organization

Nature of operations

Zhong Yuan Bio-Technology Holdings Limited (“ZY Holdings” or the “Company”) was incorporated in the Cayman Islands on July 5, 2016. The Company is an investment holding company. Through its wholly-owned subsidiaries, the Company is engaged in the businesses of developing early detection kits for brain diseases and new drugs for neurological diseases; sales of plant-derived nervonic acid health supplements; provision of technical supporting services and sales of Acer truncatum seedlings. ZY Holdings together with its subsidiaries are collectively referred to as the “Company”.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, for the year ended March 31, 2023, the Company incurred a net loss of $2,230,988 and net liabilities of $329,945 as of March 31, 2023. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon improving its profitability and the continuing financial support from its major shareholders. Management believes the existing shareholders or external financing will provide the additional cash to meet the Company’s obligations as they become due. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, if needed, it may contain undue restrictions on its operations, in the case of debt financing, or cause substantial dilution for its stockholders, in the case of equity financing.

Share Exchange

On August 31, 2019, ZY Holdings closed on a share exchange (the “Share Exchange”) with Zhong Yuan Investment Limited (“Zhong Yuan Investment”), a Seychelles company. Prior to the exchange, Zhong Yuan Investment owned 100% of the shares of China Bio-Technology Holdings Limited (“China Bio”), a company organized under the laws of the Republic of Seychelles on June 27, 2016. Under the Share Exchange Agreement, ZY Holdings issued 161,500,000 shares to Zhong Yuan Investment in exchange of 100% equity interest in China Bio. As a result of the Share Exchange, China Bio is now a wholly owned subsidiary of ZY Holdings. Immediately following the closing of the Share Exchange, the Company had 170,000,000 ordinary shares outstanding, 95% of which were owned by Zhong Yuan Investment.

The Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, with no goodwill being recognized. ZY Holdings (the legal acquirer) has been considered the accounting acquiree and China Bio (the legal acquiree) the accounting acquirer. The consolidated financial statements prior to the closing of the Share Exchange are actually those of China Bio, and the accounts of ZY Holdings are consolidated from the date of consummation of the Share Exchange.

Reorganization of China Bio

In and around January 2018, China Bio completed a reorganization of its legal structure. The reorganization involved the incorporation of China Bio and its wholly owned subsidiaries, Zhong Yuan Bio-Technology (Hong Kong) Limited (“ZY HK”, previously known as Hua Hong Powerloop Technology (Hong Kong) Limited, a holding company incorporated on June 13, 2016 under the laws of Hong Kong) and Zhong Yuan Bio-Technology (Shenzhen) Company Limited (“ZY Shenzhen”, a holding company established on June 10, 2014 under the laws of the People’s Republic of China (“PRC”) and previously known as Shenzhen Chuang Feng Clear Energy Company Limited); and the transfer of all equity ownership of Bao Feng Bio-Technology (Beijing) Limited (“BF Beijing”, previously known as Beijing Yuan Bao Feng Century Agricultural Technology Limited, an operating company incorporated on August 30, 2012 under the laws of the PRC) to ZY Shenzhen from the former shareholders of BF Beijing.

On January 19, 2018, ZY Shenzhen entered into an agreement to acquire 100% of the equity ownership of BF Beijing for a total cash consideration of $1,351,500 (RMB8,500,000) from the former shareholders of BF Beijing. To fund ZY Shenzhen’s acquisition of BF Beijing, these former shareholders agreed to provide an interest-free loan to China Bio which in turn provided an interest-free loan to ZY Shenzhen of the same amount of $1,351,500 (RMB8,500,000). For the purpose of this transaction, in January 2018, these former shareholders had established a majority ownership in China Bio whose shares were issued and paid up by way of capitalization of the said interest-free loan of $1,351,500 provided by these former shareholders. China Bio has a direct 100% equity interest in ZY Shenzhen. On February 13, 2019, ZY Shenzhen received approval from the Economic and Trade Bureau of Beijing, the PRC, on the acquisition of BF Beijing.

Since China Bio and its subsidiaries have effectively been controlled by the same group of shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions have been accounted for as recapitalization of BF Beijing with no adjustment to the historical basis of the assets and liabilities of BF Beijing and the operations were consolidated as though the transaction occurred as of the beginning of the first accounting period presented in these financial statements. For the purpose of presenting the financial statements on a consistent basis, the consolidated financial statements have been prepared as if the Company, ZY Shenzhen and ZY HK had been in existence since the beginning of the earliest period presented and throughout the whole periods covered by these financial statements.

Acquisition and Disposal of Dandong BF by BF Beijing

On December 31, 2020, the Company’s primary operating subsidiary, BF Beijing, completed its acquisition of a 100% equity interest in Dandong Bao Feng Seedling Technology Co., Limited (“Dandong BF”) from Mr. Yu Chang, the major shareholder of the Company and the father of Ms. Ting Chang, the Company’s CEO and director, for a total consideration of RMB10,500,000 (approximately $1,500,000). A deposit of RMB3,160,000 (approximately $465,460 as of September 30, 2020) was paid upon signing of the Equity Transfer Agreement on March 1, 2020. The balance of RMB7,340,000 (approximately $1,082,000 as of September 30, 2020) was settled by offsetting the amounts due from related companies of which Mr. Yu Chang is the owner and director.

Dandong BF was incorporated in the PRC on March 11, 2019 and is principally engaged in the research, development and growing of Acer truncatum seedlings in Dandong city, Liaoning Province, in the northeastern region of the PRC.

On September 30, 2022, BF Beijing sold its 100% interest in Dandong BF to Zhong Yuan Nervonic Acid Bio-technology Co. Ltd., of which Mr. Yu Chang is a director, general manager and a major shareholder, for a total consideration of RMB5 million. RMB1million was paid in cash and the balance of RMB4 million was exchanged for a 7% interest in Yanbian Bao Feng Biotechnology Co., Ltd. (“Yanbian BF”), of which Mr. Yu Chang is the legal representative and the ultimate majority beneficial shareholder. Yanbian BF was incorporated in the PRC on May 24, 2018 and is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds. As a result of the sale, Dandong BF is no longer owned by Bao Feng and is not a subsidiary of the Company.

Formation of BF internet

Beijing Baofeng Internet Bio-technology Limited (BF Internet) was incorporated under the laws of the PRC on May 23, 2022. It is owned 51% by BF Beijing and 49% by Mr. Yong Sheng, a shareholder of the Company. The principal activities of BF Internet are to sell and market Bao Feng’s nervonic acid-based health supplements over the internet.

Reverse Stock Split

On July 24, 2020, the Company completed a one-for-ten reverse stock split of the Company’s ordinary shares (the “Reverse Stock Split”). As a result of the Reverse Stock Split, the authorized share capital of the Company was decreased from 500,000,000 ordinary shares with a par value of US$0.0001 each to 50,000,000 ordinary shares with a par value of US$0.001 each, and the number of issued and outstanding ordinary shares was decreased from 171,450,000 shares to 17,145,000 shares.

Private Placement

On December 13, 2019, the Company closed on the sale of 1,450,000 ordinary shares (pre-Reverse Stock Split) to independent shareholders, at a purchase price of $0.10 per share, pursuant to a private securities offering.

On November 17, 2020, the Company sold 50,000 ordinary shares to an independent shareholder, at a purchase price of $1.00 per share, pursuant to a private securities offering.

On November 15, 2021, the Company sold 130,000 ordinary shares to independent shareholders at a purchase price of $2.00 per share with one warrant for every ten ordinary shares sold (“Warrant”), pursuant to a private securities offering. Each warrant was entitled to subscribe for one ordinary share at a price of $4.00 per share for one-year period ended November 15, 2022. The warrants were all lapsed.

On April 29, 2022, the Company sold 100,000 ordinary shares to Mr. Yong Sheng who owns 49% interest in BF Internet at a purchase price of $4.00 per share, and in June 2022, the Company sold 20,000 ordinary shares to two shareholders of the Company, at a purchase price of $4.00 per share and 12,500 ordinary shares to independent shareholders, at a purchase price of $5.00 per share, pursuant to a private securities offering.

Cancellation of shares

On November 17, 2020, the Company acquired 25,000 ordinary shares (post-Reverse Stock Split) from one of the shareholders of the Company at total consideration of US$25,000. These shares were thereafter cancelled.

On November 18, 2020, the Company acquired 25,000 ordinary shares (post-Reverse Stock Split) from one of the shareholders of the Company at total consideration of US$25,000. These shares were thereafter cancelled.

Note 1 — Nature of business and organization

Nature of operations

Zhong Yuan Bio-Technology Holdings Limited (“ZY Holdings” or the “Company”) was incorporated in the Cayman Islands on July 5, 2016. The Company is an investment holding company. Through its wholly-owned subsidiaries, the Company is engaged in the businesses of developing early detection kits for brain diseases and new drugs for neurological diseases; sales of plant-derived nervonic acid health supplements; provision of technical supporting services and sales of Acer truncatum seedlings. ZY Holdings together with its subsidiaries are collectively referred to as the “Company”.

Share Exchange

On August 31, 2019, ZY Holdings closed on a share exchange (the “Share Exchange”) with Zhong Yuan Investment Limited (“Zhong Yuan Investment”), a Seychelles company. Prior to the exchange, Zhong Yuan Investment owned 100% of the shares of China Bio-Technology Holdings Limited (“China Bio”), a company organized under the laws of the Republic of Seychelles on June 27, 2016. Under the Share Exchange Agreement, ZY Holdings issued 161,500,000 shares to Zhong Yuan Investment in exchange of 100% equity interest in China Bio. As a result of the Share Exchange, China Bio is now a wholly owned subsidiary of ZY Holdings. Immediately following the closing of the Share Exchange, the Company had 170,000,000 ordinary shares outstanding, 95% of which were owned by Zhong Yuan Investment.

The Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, with no goodwill being recognized. ZY Holdings (the legal acquirer) has been considered the accounting acquiree and China Bio (the legal acquiree) the accounting acquirer. The consolidated financial statements prior to the closing of the Share Exchange are actually those of China Bio, and the accounts of ZY Holdings are consolidated from the date of consummation of the Share Exchange.

Reorganization of China Bio

In and around January 2018, China Bio completed a reorganization of its legal structure. The reorganization involved the incorporation of China Bio and its wholly owned subsidiaries, Zhong Yuan Bio-Technology (Hong Kong) Limited (“ZY HK”, previously known as Hua Hong Powerloop Technology (Hong Kong) Limited, a holding company incorporated on June 13, 2016 under the laws of Hong Kong) and Zhong Yuan Bio-Technology (Shenzhen) Company Limited (“ZY Shenzhen”, a holding company established on June 10, 2014 under the laws of the People’s Republic of China (“PRC”) and previously known as Shenzhen Chuang Feng Clear Energy Company Limited); and the transfer of all equity ownership of Bao Feng Bio-Technology (Beijing) Limited (“BF Beijing”, previously known as Beijing Yuan Bao Feng Century Agricultural Technology Limited, an operating company incorporated on August 30, 2012 under the laws of the PRC) to ZY Shenzhen from the former shareholders of BF Beijing.

On January 19, 2018, ZY Shenzhen entered into an agreement to acquire 100% of the equity ownership of BF Beijing for a total cash consideration of $1,351,500 (RMB8,500,000) from the former shareholders of BF Beijing. To fund ZY Shenzhen’s acquisition of BF Beijing, these former shareholders agreed to provide an interest-free loan to China Bio which in turn provided an interest-free loan to ZY Shenzhen of the same amount of $1,351,500 (RMB8,500,000). For the purpose of this transaction, in January 2018, these former shareholders had established a majority ownership in China Bio whose shares were issued and paid up by way of capitalization of the said interest-free loan of $1,351,500 provided by these former shareholders. China Bio has a direct 100% equity interest in ZY Shenzhen. On February 13, 2019, ZY Shenzhen received approval from the Economic and Trade Bureau of Beijing, the PRC, on the acquisition of BF Beijing.

Since China Bio and its subsidiaries have effectively been controlled by the same group of shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions have been accounted for as recapitalization of BF Beijing with no adjustment to the historical basis of the assets and liabilities of BF Beijing and the operations were consolidated as though the transaction occurred as of the beginning of the first accounting period presented in these financial statements. For the purpose of presenting the financial statements on a consistent basis, the consolidated financial statements have been prepared as if the Company, ZY Shenzhen and ZY HK had been in existence since the beginning of the earliest period presented and throughout the whole periods covered by these financial statements.

Acquisition of Dandong BF by BF Beijing

On December 31, 2020, the Company’s primary operating subsidiary, BF Beijing, completed its acquisition of a 100% equity interest in Dandong Bao Feng Seedling Technology Co., Limited (“Dandong BF”) from Mr. Yu Chang, the major shareholder of the Company and the father of Ms. Ting Chang, the Company’s CEO and director, for a total consideration of RMB10,500,000 (approximately $1,500,000). A deposit of RMB3,160,000 (approximately $465,460 as of September 30, 2020) was paid upon signing of the Equity Transfer Agreement on March 1, 2020. The balance of RMB7,340,000 (approximately $1,082,000 as of September 30, 2020) was settled by offsetting the amounts due from related companies of which Mr. Yu Chang is the owner and director.

Dandong BF was incorporated in the PRC on March 11, 2019 and is principally engaged in the research, development and growing of Acer truncatum seedlings in Dandong city, Liaoning Province, in the northeastern region of the PRC.

The acquisition had been accounted for as a business combination and the results of the operation of Dandong BF have been included in the Company’s consolidated financial statements from the acquisition date. The Company made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent preliminary valuation report and management’s experience with similar assets and liabilities.

The following table summarizes the estimated fair value of major classes of assets acquired and liabilities assumed at the date of acquisition, using the exchange rate of 6.5274 on that day.

Fair Value ($)
Cash	4,644
Inventories	1,425,080
Amount due from a related party	151,362
Property, plant and equipment, net	5,873
Other assets	21,641
Net assets value	1,608,600

Goodwill	—
Total purchase consideration	1,608,600

In the consolidated statements of operations, revenues and expenses included operations of Dandong BF since January 2, 2021, which is the day after acquisition date.

Reverse Stock Split

On July 24, 2020, the Company completed a one-for-ten reverse stock split of the Company’s ordinary shares (the “Reverse Stock Split”). As a result of the Reverse Stock Split, the authorized share capital of the Company was decreased from 500,000,000 ordinary shares with a par value of US$0.0001 each to 50,000,000 ordinary shares with a par value of US$0.001 each, and the number of issued and outstanding ordinary shares was decreased from 171,450,000 shares to 17,145,000 shares.

Private Placement

On December 13, 2019, the Company closed on the sale of 1,450,000 ordinary shares (pre-Reverse Stock Split) to independent shareholders, at a purchase price of $0.10 per share, pursuant to a private securities offering.

On November 17, 2020, the Company sold 50,000 ordinary shares to an independent shareholder, at a purchase price of $1.00 per share, pursuant to a private securities offering.

On November 15, 2021, the Company sold 130,000 ordinary shares to independent shareholders at a purchase price of $2.00 per share with one warrant for every ten ordinary shares sold (“Warrant”), pursuant to a private securities offering. Each warrant is entitled to subscribe for one ordinary share at a price of $4.00 per ahare for one-year period ending November 15, 2022.

On April 29, 2022, the Company sold 100,000 ordinary shares to an independent shareholder, at a purchase price of $4.00 per share, and in June 2022, the Company sold 20,000 ordinary shares to two shareholders of the Company, at a purchase price of $4.00 per share and 12,500 ordinary shares to independent shareholders, at a purchase price of $5.00 per share, pursuant to a private securities offering.

Cancellation of shares

On November 17, 2020, the Company acquired 25,000 ordinary shares (post-Reverse Stock Split) from one of the shareholders of the Company at total consideration of US$25,000. These shares were thereafter cancelled.

On November 18, 2020, the Company acquired 25,000 ordinary shares (post-Reverse Stock Split) from one of the shareholders of the Company at total consideration of US$25,000. These shares were thereafter cancelled.